Condensed Consolidated Statements of Stockholders' Deficit (Q3) - USD ($) $ in Thousands	Total	Better Choice Company	Bona Vida	June 2020 notes payable, net (June 2020 Notes)	Seller Notes and ABG Notes	Series A Preferred Units	Redeemable Series E Convertible Preferred Stock	Redeemable Series E Convertible Preferred Stock Better Choice Company	Common Stock	Common Stock Better Choice Company	Common Stock Bona Vida	Common Stock Series A Preferred Units	Common Stock Redeemable Series E Convertible Preferred Stock	Series A Preferred Units Series A Preferred Units	Series A Preferred Units Series A Preferred Units Better Choice Company	Series A Preferred Units Series A Preferred Units Bona Vida	Series A Preferred Units Redeemable Series E Convertible Preferred Stock	Series A Preferred Units Redeemable Series E Convertible Preferred Stock Better Choice Company	Series A Preferred Units Redeemable Series E Convertible Preferred Stock Bona Vida	Additional Paid-In Capital	Additional Paid-In Capital Better Choice Company	Additional Paid-In Capital Bona Vida	Additional Paid-In Capital June 2020 notes payable, net (June 2020 Notes)	Additional Paid-In Capital Seller Notes and ABG Notes	Additional Paid-In Capital Series A Preferred Units	Additional Paid-In Capital Redeemable Series E Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Better Choice Company	Accumulated Deficit Bona Vida	Accumulated Deficit Series A Preferred Units	Accumulated Deficit Redeemable Series E Convertible Preferred Stock
Balance at Dec. 31, 2017	$ (2,116)								$ 11											$ 8,545							$ (10,672)
Balance (in shares) at Dec. 31, 2017									11,497,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement	4,668													$ 2						4,666							0
Shares issued pursuant to a private placement - net proceeds (in shares)														2,391,000
Share-based compensation	432								$ 1											431
Share-based compensation (in shares)									164,000
Net loss	(6,026)								$ 0											0							(6,026)
Balance at Dec. 31, 2018	(3,042)								$ 12					$ 2						13,642							(16,698)
Balance (in shares) at Dec. 31, 2018									11,661,485					2,391,403
Balance at Dec. 31, 2018							$ 0
Balance (in shares) at Dec. 31, 2018							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement	150																			150
Shares issued pursuant to a private placement - net proceeds (in shares)														69,115
Share-based compensation	206																			206
Share-based compensation (in shares)									18,964
Net loss	(2,776)																										(2,776)
Balance at Mar. 31, 2019	(5,462)								$ 12					$ 2						13,998							(19,474)
Balance (in shares) at Mar. 31, 2019									11,680,449					2,460,518
Balance at Mar. 31, 2019							$ 0
Balance (in shares) at Mar. 31, 2019							0
Balance at Dec. 31, 2018	(3,042)								$ 12					$ 2						13,642							(16,698)
Balance (in shares) at Dec. 31, 2018									11,661,485					2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(170,381)
Balance at Sep. 30, 2019	(10,273)								$ 45					$ 0						176,757							(187,075)
Balance (in shares) at Sep. 30, 2019									45,427,659					0
Balance at Dec. 31, 2018							$ 0
Balance (in shares) at Dec. 31, 2018							0
Balance at Sep. 30, 2019							$ 13,007
Balance (in shares) at Sep. 30, 2019							1,707,920
Balance at Dec. 31, 2018	(3,042)								$ 12					$ 2						13,642							(16,698)
Balance (in shares) at Dec. 31, 2018									11,661,485					2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement	150								$ 0					$ 0						150							0
Shares issued pursuant to a private placement - net proceeds (in shares)									0					70,000
Share-based compensation	10,281								$ 1					$ 0						10,280							0
Share-based compensation (in shares)									1,119,000					0
Conversion to common stock						$ 0	$ 9,492					$ 2	$ 2	$ (2)			$ (9,492)								$ 0	$ 9,490				$ 0	$ 0
Conversion to common stock (in shares)												2,461,000	1,582,000	(2,461,000)			(1,247,000)
Acquisition		$ 23,564	$ 108,620							$ 4	$ 18				$ 0	$ 0		$ 20,058	$ 0		$ 23,560	$ 108,602						$ 0	$ 0
Acquisition of business (in shares)										3,915,000	18,103,000				0	0		2,634,000	0
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	15,676								$ 6					$ 0						15,670							0
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)									5,745,000					0
Shares issued to third parties for services	3,477								$ 1					$ 0						3,476							0
Stock issued to third parties for services (in shares)									1,009,000					0
Warrants issued to third parties for services	2,968								$ 0					$ 0						2,968							0
Warrants issued in connection with debt issuance	313								0					0						313							0
Acquisitions of treasury shares	(6,071)								$ (1)					$ 0						(6,070)							0
Acquisition of treasury (in shares)									(1,012,000)					0
Net loss	(184,571)								$ 0					$ 0			$ 0										(184,571)
Balance at Dec. 31, 2019	(7,071)								$ 48					$ 0			$ 10,566			194,150							(201,269)
Balance (in shares) at Dec. 31, 2019									47,977,390					0			1,387,000
Balance at Dec. 31, 2018							$ 0
Balance (in shares) at Dec. 31, 2018							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion to common stock						$ 0	$ 9,492					$ 2	$ 2	$ (2)			$ (9,492)								$ 0	9,490				$ 0	$ 0
Conversion to common stock (in shares)												2,461,000	1,582,000	(2,461,000)			(1,247,000)
Balance at Dec. 31, 2019	$ 10,566						$ 10,566
Balance (in shares) at Dec. 31, 2019	1,387,378						1,387,378
Balance at Mar. 31, 2019	$ (5,462)								$ 12					$ 2						13,998							(19,474)
Balance (in shares) at Mar. 31, 2019									11,680,449					2,460,518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	4,008								$ 2											4,006
Share-based compensation (in shares)									1,199,822
Conversion to common stock							$ 7,051					$ 2	$ 1	$ (2)												7,050
Conversion to common stock (in shares)												2,460,518	1,175,000	(2,460,518)
Acquisition		23,493	108,020							$ 3	$ 18										23,490	108,002
Acquisition of business (in shares)										3,915,856	18,003,273
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	15,676								$ 6											15,670
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)									5,744,991
Acquisitions of treasury shares	(2,200)								$ (1)											(2,199)
Acquisition of treasury (in shares)									(1,011,748)
Net loss	(161,533)																										(161,533)
Balance at Jun. 30, 2019	(10,947)								$ 43					$ 0						170,017							(181,007)
Balance (in shares) at Jun. 30, 2019									43,168,161					0
Balance at Mar. 31, 2019							$ 0
Balance (in shares) at Mar. 31, 2019							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition								$ 20,059
Acquisition (shares)								2,633,678
Conversion of Series E Preferred Stock (in shares)							(925,758)
Conversion of Series E Preferred Stock							$ (7,052)
Conversion to common stock							7,051					$ 2	$ 1	$ (2)												$ 7,050
Conversion to common stock (in shares)												2,460,518	1,175,000	(2,460,518)
Balance at Jun. 30, 2019							$ 13,007
Balance (in shares) at Jun. 30, 2019							1,707,920
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	2,496																			2,496
Acquisition		$ 69	$ 600																		$ 69	$ 600
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	4,007								$ 1											4,006
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)									1,259,498
Shares issued to third parties for services	3,440								$ 1											3,439
Stock issued to third parties for services (in shares)									1,000,000
Acquisitions of treasury shares	(3,870)																			(3,870)
Net loss	(6,068)																										(6,068)
Balance at Sep. 30, 2019	(10,273)								$ 45					$ 0						176,757							(187,075)
Balance (in shares) at Sep. 30, 2019									45,427,659					0
Balance at Sep. 30, 2019							$ 13,007
Balance (in shares) at Sep. 30, 2019							1,707,920
Balance at Dec. 31, 2019	(7,071)								$ 48					$ 0			$ 10,566			194,150							(201,269)
Balance (in shares) at Dec. 31, 2019									47,977,390					0			1,387,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement	500																			500
Shares issued pursuant to a private placement - net proceeds (in shares)									308,642
Share-based compensation	2,485								$ 1											2,484
Share-based compensation (in shares)									455,956
Shares and warrants issued to third party for contract termination	198																			198
Shares and warrants issued to third party for contract termination (in shares)									72,720
Shares issued to third parties for services	125																			125
Stock issued to third parties for services (in shares)									125,000
Warrants issued to third parties for services	2,594																			2,594
Net loss	(9,488)																										(9,488)
Balance at Mar. 31, 2020	(10,657)								$ 49											200,051							(210,757)
Balance (in shares) at Mar. 31, 2020									48,939,708
Balance at Dec. 31, 2019	$ 10,566						$ 10,566
Balance (in shares) at Dec. 31, 2019	1,387,378						1,387,378
Balance at Mar. 31, 2020							$ 10,566
Balance (in shares) at Mar. 31, 2020							1,387,378
Balance at Dec. 31, 2019	$ (7,071)								$ 48					$ 0			$ 10,566			194,150							(201,269)
Balance (in shares) at Dec. 31, 2019									47,977,390					0			1,387,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(29,654)
Balance at Sep. 30, 2020	(16,569)								$ 49											214,305							(230,923)
Balance (in shares) at Sep. 30, 2020									49,139,708
Balance at Dec. 31, 2019	$ 10,566						$ 10,566
Balance (in shares) at Dec. 31, 2019	1,387,378						1,387,378
Balance at Sep. 30, 2020	$ 10,566						$ 10,566
Balance (in shares) at Sep. 30, 2020	1,387,378						1,387,378
Balance at Mar. 31, 2020	$ (10,657)								$ 49											200,051							(210,757)
Balance (in shares) at Mar. 31, 2020									48,939,708
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	3,020																			3,020
Warrants issued to third parties for services	7,390																			7,390
Warrants issued in connection with debt issuance	337																			337
Beneficial conversion feature of June 2020 Notes				$ 1,163																			$ 1,163
Modification of conversion feature for November 2019 Notes, Seller Notes, and ABG Notes					$ 528																			$ 528
Modification of warrants	43																			43
Net loss	(18,438)																										(18,438)
Balance at Jun. 30, 2020	(16,614)								$ 49											212,532							(229,195)
Balance (in shares) at Jun. 30, 2020									48,939,708
Balance at Mar. 31, 2020							$ 10,566
Balance (in shares) at Mar. 31, 2020							1,387,378
Balance at Jun. 30, 2020							$ 10,566
Balance (in shares) at Jun. 30, 2020							1,387,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to warrant exercise (in shares)									200,000
Share-based compensation	1,543																			1,543
Warrants issued in connection with debt issuance	230																			230
Net loss	(1,728)																										(1,728)
Balance at Sep. 30, 2020	(16,569)								$ 49											$ 214,305							$ (230,923)
Balance (in shares) at Sep. 30, 2020									49,139,708
Balance at Sep. 30, 2020	$ 10,566						$ 10,566
Balance (in shares) at Sep. 30, 2020	1,387,378						1,387,378